Non-financial Assets and Liabilities - Additional Information (Details)		12 Months Ended
	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) Segment	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Depreciation method, property, plant and equipment		Depreciation is calculated using the straight-line method to allocate their cost or revalued amounts, net of their residual values, over the estimated useful lives.
Payments associated with lease liabilities		$ 3,400,000	$ 3,500,000
Interest expense for leases		600,000	500,000
Short term leases expense		3,200,000	3,600,000
Depreciation for leases		$ 1,717,000	1,691,000	$ 1,508,000
Number of reportable operating segment | Segment		1
In process research and development recognized		$ 427,800,000	427,800,000
Impairment on intangible assets		0
Employee Benefits
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Current provisions for accrued annual leave		1,000,000.0	$ 1,000,000.0
Angioblast Systems Inc in 2010
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Goodwill recognized		118,400,000
In process research and development recognized		387,000,000.0
Osiris MSC in 2013
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Goodwill recognized		13,900,000
In process research and development recognized		126,700,000
Osiris MSC in 2015
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Goodwill recognized		2,100,000
TEMCELL Asset | Japan
Disclosure Of Non Financial Assets And Liabilities [Line Items]
In process research and development recognized		24,000,000.0
MPC-MICRO-IO and MPC-CBE
Disclosure Of Non Financial Assets And Liabilities [Line Items]
In process research and development recognized		61,900,000
In-process Research and Development Acquired
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss	$ 0	0
Goodwill
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Impairment loss recognised in profit or loss	$ 0	$ 0
Licenses to Patents
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Intangible assets finite useful life		7 – 16 years
Current Marketed Products
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Intangible assets finite useful life		15 – 20 years
Bottom of Range | Discounted Cash Flow
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Real post-tax discount rate		13.80%
Expected patent expiry		11 years
Top of Range | Discounted Cash Flow
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Real post-tax discount rate		15.50%
Expected patent expiry		23 years
Plant and Equipment | Bottom of Range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		3 years
Plant and Equipment | Top of Range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		15 years
Office Furniture and Equipment | Bottom of Range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		3 years
Office Furniture and Equipment | Top of Range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		10 years
Computer Hardware and Software | Bottom of Range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		3 years
Computer Hardware and Software | Top of Range
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Estimated useful lives		4 years
Lonza Bioscience Singapore Pte Ltd | Manufacturing Service Agreement
Disclosure Of Non Financial Assets And Liabilities [Line Items]
Description of lease extension options and termination options		As of June 30, 2022, the anticipated future contractual cash flows relating to the lease component of the Lonza agreement are $4.1 million on an undiscounted basis, as included within lease liabilities in Note 10(c). The anticipated future contractual cash flows exclude cashflows beyond the initial non-cancellable lease term as it is not reasonably certain the Group will extend the agreement.
Minimum financial commitment of the lease component		$ 4,100,000
Non-cancellable lease term		3 years